Investments - Summary of Available for Sale Securities (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, fair value			$ 0
Short-term Investments [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, amortized costs		$ 30,367
Available-for-sale securities, Gross unrealized gains		32
Available-for-sale securities, Gross unrealized losses		64
Available-for-sale securities, fair value		30,335
Short-term Investments [Member] | Treasury Bills [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, amortized costs		30,367
Available-for-sale securities, Gross unrealized gains		32
Available-for-sale securities, Gross unrealized losses		64
Available-for-sale securities, fair value		30,335
Long-term Investments [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, amortized costs		17,713
Available-for-sale securities, Gross unrealized losses		802
Available-for-sale securities, fair value		16,911
Long-term Investments [Member] | Investment in Equities [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, amortized costs		17,713
Available-for-sale securities, Gross unrealized losses	$ 226	802
Available-for-sale securities, fair value		$ 16,911